AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER	12 Months Ended
Dec. 31, 2025
Amounts Due To Ultimate Beneficial Shareholder
AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

14	AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

	2025	2024
	USD	USD

Due within one year	310,696	1,142,024
Due after one year	-	12,300,650
Total	310,696	13,442,674

As at December 31, 2025, all amounts are unsecured, interest free and repayable on demand.